Empower Core Strategies Inflation-Protected Securities Fund Expense Example - Empower Core Strategies Inflation-Protected Securities Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	959
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 937